Derivative Financial Instruments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Balance of fair value	$ 398,489	$ 402,456
Inception of Derivative Financial Instruments	1,246,005
Change in Fair Value of Derivative Financial Instruments	(38,165)	(3,967)
Write off Derivative Financial Instruments	(216,640)
Balance of fair value	1,389,689	398,489
$53k Note - July 2017 [Member]
Debt Instrument [Line Items]
Balance of fair value	48,876	58,154
Inception of Derivative Financial Instruments
Change in Fair Value of Derivative Financial Instruments	5,017	(9,278)
Write off Derivative Financial Instruments	(53,893)
Balance of fair value		48,876
$35k Note - September 2017 [Member]
Debt Instrument [Line Items]
Balance of fair value	36,161	38,338
Inception of Derivative Financial Instruments
Change in Fair Value of Derivative Financial Instruments	1,108	(2,177)
Write off Derivative Financial Instruments	(37,269)
Balance of fair value		36,161
$55k Note - September 2017 [Member]
Debt Instrument [Line Items]
Balance of fair value	64,656	65,332
Inception of Derivative Financial Instruments
Change in Fair Value of Derivative Financial Instruments	5,032	(676)
Write off Derivative Financial Instruments	(69,688)
Balance of fair value		64,656
$53k Note II - October 2017 [Member]
Debt Instrument [Line Items]
Balance of fair value	58,216	57,571
Inception of Derivative Financial Instruments
Change in Fair Value of Derivative Financial Instruments	(2,426)	645
Write off Derivative Financial Instruments	(55,790)
Balance of fair value		58,216
$171.5k Note - October 2017 [Member]
Debt Instrument [Line Items]
Balance of fair value	190,580	183,061
Inception of Derivative Financial Instruments
Change in Fair Value of Derivative Financial Instruments	(7,953)	7,519
Write off Derivative Financial Instruments
Balance of fair value	182,627	190,580
$57.8k Note - January 2018 [Member]
Debt Instrument [Line Items]
Balance of fair value
Inception of Derivative Financial Instruments	82,652
Change in Fair Value of Derivative Financial Instruments	(21,229)
Write off Derivative Financial Instruments
Balance of fair value	61,423
$112.8k Note - February 2018 [Member]
Debt Instrument [Line Items]
Balance of fair value
Inception of Derivative Financial Instruments	161,527
Change in Fair Value of Derivative Financial Instruments	(8,207)
Write off Derivative Financial Instruments
Balance of fair value	153,320
$83k Note - February 2018 [Member]
Debt Instrument [Line Items]
Balance of fair value
Inception of Derivative Financial Instruments	119,512
Change in Fair Value of Derivative Financial Instruments	(5,433)
Write off Derivative Financial Instruments
Balance of fair value	114,079
$105k Note - March 2018 [Member]
Debt Instrument [Line Items]
Balance of fair value
Inception of Derivative Financial Instruments	153,371
Change in Fair Value of Derivative Financial Instruments	(6,482)
Write off Derivative Financial Instruments
Balance of fair value	146,889
$63k Note - April 2018 [Member]
Debt Instrument [Line Items]
Balance of fair value
Inception of Derivative Financial Instruments	83,806
Change in Fair Value of Derivative Financial Instruments	234
Write off Derivative Financial Instruments
Balance of fair value	84,040
$57.8k Note - April 2018 [Member]
Debt Instrument [Line Items]
Balance of fair value
Inception of Derivative Financial Instruments	83,397
Change in Fair Value of Derivative Financial Instruments	(51)
Write off Derivative Financial Instruments
Balance of fair value	83,346
$90k Note - April 2018 [Member]
Debt Instrument [Line Items]
Balance of fair value
Inception of Derivative Financial Instruments	130,136
Change in Fair Value of Derivative Financial Instruments	(78)
Write off Derivative Financial Instruments
Balance of fair value	130,058
$53k Note II - April 2018 [Member]
Debt Instrument [Line Items]
Balance of fair value
Inception of Derivative Financial Instruments	71,679
Change in Fair Value of Derivative Financial Instruments	172
Write off Derivative Financial Instruments
Balance of fair value	71,851
$68.3k Note - May 2018 [Member]
Debt Instrument [Line Items]
Balance of fair value
Inception of Derivative Financial Instruments	99,422
Change in Fair Value of Derivative Financial Instruments	189
Write off Derivative Financial Instruments
Balance of fair value	99,611
$37k Note May 2018 [Member]
Debt Instrument [Line Items]
Balance of fair value
Inception of Derivative Financial Instruments	54,086
Change in Fair Value of Derivative Financial Instruments	11
Write off Derivative Financial Instruments
Balance of fair value	54,097
$63k Note II - May 2018 [Member]
Debt Instrument [Line Items]
Balance of fair value
Inception of Derivative Financial Instruments	90,390
Change in Fair Value of Derivative Financial Instruments	1,721
Write off Derivative Financial Instruments
Balance of fair value	92,111
$78.8k Note - May 2018 [Member]
Debt Instrument [Line Items]
Balance of fair value
Inception of Derivative Financial Instruments	116,027
Change in Fair Value of Derivative Financial Instruments	210
Write off Derivative Financial Instruments
Balance of fair value	$ 116,237